Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2018
Intangible Assets And Goodwill [Abstract]
Reconciliation of carrying amount of goodwill and intangibles
At December 31, 2018

			Intellectual
	Goodwill	Contracts	property	Patents	Total

Cost
Beginning of year	$111,399	$109,812	$118,819	$10,966	$350,996
Effect of movements in exchange rates	-	9,559	-	-	9,559

End of year	111,399	119,371	118,819	10,966	360,555

Accumulated amortization and impairment
Beginning of year	111,399	104,939	53,680	10,966	280,984
Amortization charge	-	1,325	3,474	-	4,799
Effect of movements in exchange rates	-	9,170	-	-	9,170

End of year	111,399	115,434	57,154	10,966	294,953

Net book value at December 31, 2018	$-	$3,937	$61,665	$-	$65,602

At December 31, 2017

			Intellectual
	Goodwill	Contracts	property	Patents	Total

Cost
Beginning of year	$118,664	$117,533	$118,819	$11,737	$366,753
Effect of movements in exchange rates	(7,265)	(7,721)	-	(771)	(15,757)

End of year	111,399	109,812	118,819	10,966	350,996

Accumulated amortization and impairment
Beginning of year	-	110,284	49,589	3,570	163,443
Amortization charge	-	2,002	4,091	630	6,723
Impairment charge	111,399	-	-	7,150	118,549
Effect of movements in exchange rates	-	(7,347)	-	(384)	(7,731)

End of year	111,399	104,939	53,680	10,966	280,984

Net book value at December 31, 2017	$-	$4,873	$65,139	$-	$70,012